CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	SFr 273.2	SFr 351.8
Trade receivables	330.7	353.0
Financial assets	140.9	162.5
Tax receivables	5.5	0.0
Other current assets	270.6	259.9
Total current assets	1,020.9	1,127.2
Non-current assets:
Property, plant and equipment	2,231.6	2,338.5
Goodwill	6,012.7	6,012.7
Intangible assets	934.5	1,084.4
Right-of-use assets	1,367.9	1,262.5
Financial assets	9.6	5.1
Investments	30.0	48.4
Deferred tax assets	15.3	23.6
Other non-current assets	102.2	160.4
Total non-current assets	10,703.8	10,935.6
Total assets	11,724.7	12,062.8
Current liabilities:
Accounts payable	328.7	316.0
Lease liabilities	181.4	164.1
Financial liabilities	558.8	586.7
Provisions	2.9	4.7
Tax liabilities	11.4	17.9
Other current liabilities	456.9	497.0
Total current liabilities	1,540.1	1,586.4
Non-current liabilities:
Lease liabilities	1,095.8	1,055.2
Financial liabilities	4,598.0	4,747.9
Provisions	67.3	64.0
Defined benefit obligations	1.8	8.4
Deferred tax liabilities	115.4	165.8
Other non-current liabilities	230.6	48.2
Total non-current liabilities	6,108.9	6,089.5
Total liabilities	7,649.0	7,675.9
Equity:
Ordinary share capital	7.4	7.2
Treasury shares	(0.1)	(0.1)
Reserves	4,042.2	4,353.7
Equity attributable to the shareholders	4,049.5	4,360.8
Non-controlling interest	26.2	26.1
Total equity	4,075.7	4,386.9
Total liabilities and equity	SFr 11,724.7	SFr 12,062.8